SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended				0 Months Ended
	Aug. 20, 2013	Jun. 30, 2013	Aug. 12, 2013	Jul. 22, 2013	Jul. 09, 2013	Jul. 09, 2013 Deutsche Bank AG	Aug. 20, 2013 Deutsche Bank AG
Dividend Declared
Dividends Date Declared		Aug. 14, 2013
Common Stock Dividends per Share Declared		$ 0.05
Dividend Payable Date To Be Paid		Oct. 03, 2013
Dividends Payable Date Of Record		Sep. 18, 2013
Nave Celeste Delivery
Nave Celeste Purchase Price			$ 35,350
Nave Universe Delivery
Nave Universe Tonnage				45,313
Nave Universe Hire Rate				15
Nave Universe Profit Sharing				50%
Nave Universe Optional Two Year Hire				16
2007-built MR2 product tanker
MR2 Product Tanker Tonnage					50,922
MR2 Product Tanker Purchase Price					23,225
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,300					48,465
Debt Instrument Issuance Date 1	Aug. 20, 2013					Jul. 09, 2013
Number Of Tranches	2					3
Amount Per Tranche	20,150					13,935
Amount Per Tranche B	20,150					13,935
Amount Per Tranche C						20,595
Vessels Partially Financed	two chemical tanker vessels					three product tankers
Debt Instrument Face Amount Drawn	0						27,870
Amounts Remaining To Be Drawn	40,300						20,595
Interest rate	LIBOR plus 320 bps
MR Product Tanker Delivery
MR2 Product Tanker Tonnage					49,995
MR2 ProductTanker Hire Rate Copy					14
MR2 Product Tanker Optional Two Year Hire					$ 15